Exhibit 99.1

Hyundai Auto Receivables Trust 2023-C
Monthly Servicing Report

Collection Period						February 2024
Distribution Date						03/15/24
Transaction Month						4
30/360 Days						30
Actual/360 Days						29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		October 9, 2023
Closing Date:		November 13, 2023

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,822,501,735.44	70,494	5.63%	58.50
Original Adj. Pool Balance:		$1,669,736,114.95

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$293,000,000.00	16.077%	5.63400%		November 15, 2024
Class A-2-A Notes	Fixed	$352,420,000.00	19.337%	5.80000%		January 15, 2027
Class A-2-B Notes	Floating	$275,000,000.00	15.089%	SOFR + 0.63%		January 15, 2027
Class A-3 Notes	Fixed	$552,420,000.00	30.311%	5.54000%		October 16, 2028
Class A-4 Notes	Fixed	$75,000,000.00	4.115%	5.55000%		December 17, 2029
Class B Notes	Fixed	$30,060,000.00	1.649%	6.01000%		December 17, 2029
Class C Notes	Fixed	$50,100,000.00	2.749%	6.24000%		June 17, 2030
Total Securities		$1,628,000,000.00	89.328%

Overcollateralization		$41,736,114.95	2.290%
YSOA		$152,765,620.49	8.382%
Total Original Pool Balance		$1,822,501,735.44	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$122,109,919.54	0.4167574	$79,936,703.40	0.2728215	$42,173,216.14
Class A-2-A Notes		$352,420,000.00	1.0000000	$352,420,000.00	1.0000000	$-
Class A-2-B Notes		$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-3 Notes		$552,420,000.00	1.0000000	$552,420,000.00	1.0000000	$-
Class A-4 Notes		$75,000,000.00	1.0000000	$75,000,000.00	1.0000000	$-
Class B Notes		$30,060,000.00	1.0000000	$30,060,000.00	1.0000000	$-
Class C Notes		$50,100,000.00	1.0000000	$50,100,000.00	1.0000000	$-
Total Securities		$1,457,109,919.54	0.8950307	$1,414,936,703.40	0.8691257	$42,173,216.14

Weighted Avg. Coupon (WAC)		5.65%		5.65%
Weighted Avg. Remaining Maturity (WARM)		55.09		54.18
Pool Receivables Balance		$1,641,487,734.83		$1,594,530,711.65
Remaining Number of Receivables		67,744		66,939

Adjusted Pool Balance		$1,507,202,002.99		$1,465,028,786.85

III. COLLECTIONS

Principal:
Principal Collections						$45,758,945.61
Repurchased Contract Proceeds Related to Principal						$-
Recoveries/Liquidation Proceeds						$180,415.43
Total Principal Collections						$45,939,361.04

Interest:
Interest Collections						$7,762,316.49
Late Fees & Other Charges						$45,358.15
Interest on Repurchase Principal						$-
Total Interest Collections						$7,807,674.64

Collection Account Interest						$202,691.79
Reserve Account Interest						$17,305.82
Servicer Advances						$-

Total Collections						$53,967,033.29

2023C Report	1 of 4

Hyundai Auto Receivables Trust 2023-C
Monthly Servicing Report

Collection Period	February 2024
Distribution Date	03/15/24
Transaction Month	4
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$53,967,033.29
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$53,967,033.29
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,367,906.45	$-	$1,367,906.45	1,367,906.45
Collection & Reserve Account Interest					$219,997.61
Late Fees & Other Charges					$45,358.15
Total due to Servicer					$1,633,262.21

2. Class A Noteholders Interest:
Class A-1 Notes		$554,195.87		$554,195.87
Class A-2-A Notes		$1,703,363.33		$1,703,363.33
Class A-2-B Notes		$1,319,133.67		$1,319,133.67
Class A-3 Notes		$2,550,339.00		$2,550,339.00
Class A-4 Notes		$346,875.00		$346,875.00

Total Class A interest:		$6,473,906.87		$6,473,906.87	6,473,906.87

3. First Priority Principal Distribution:		$0.00		$0.00	0.00

4. Class B Noteholders Interest:		$150,550.50		$150,550.50	150,550.50

5. Second Priority Principal Distribution:		$0.00		$-	0.00

6. Class C Noteholders Interest:		$260,520.00		$260,520.00	260,520.00

Available Funds Remaining:					$45,448,793.71

7. Regular Principal Distribution Amount:					42,173,216.14

		Distributable Amount		Paid Amount
Class A-1 Notes				$42,173,216.14
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$42,173,216.14		$42,173,216.14
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$42,173,216.14		$42,173,216.14

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,275,577.57

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$134,285,731.84
Beginning Period Amount					$134,285,731.84
Current Period Amortization					$4,783,807.04
Ending Period Required Amount					$129,501,924.80
Ending Period Amount					$129,501,924.80
Next Distribution Date Required Amount					$124,798,072.59

2023C Report	2 of 4

Hyundai Auto Receivables Trust 2023-C
Monthly Servicing Report

Collection Period	February 2024
Distribution Date	03/15/24
Transaction Month	4
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.25%
Beginning Period Required Amount					$4,174,340.29
Beginning Period Amount					$4,174,340.29
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.25% of APB of cut-off date)					$4,174,340.29
Ending Period Amount					$4,174,340.29

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.00%
Overcollateralization Floor	3.00%
			Beginning	Ending	Target
Overcollateralization Amount			$50,092,083.45	$50,092,083.45	$50,092,083.45
Overcollateralization as a % of Original Adjusted Pool			3.00%	3.00%	3.00%
Overcollateralization as a % of Current Adjusted Pool			3.32%	3.42%	3.42%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables		Units Percent	Units	Dollars Percent	Amount
Current		99.12%	66,348	98.87%	$1,576,572,007.15
30 - 60 Days		0.65%	438	0.82%	$13,055,936.52
61 - 90 Days		0.18%	122	0.25%	$3,954,048.42
91-120 Days		0.05%	31	0.06%	$948,719.56
121 + Days		0.00%	0	0.00%	$-
Total			66,939		$1,594,530,711.65

Delinquent Receivables 30+ Days Past Due
Current Period		0.88%	591	1.13%	$17,958,704.50
1st Preceding Collection Period		0.93%	627	1.18%	$19,361,804.21
2nd Preceding Collection Period		0.89%	609	1.09%	$18,484,837.28
3rd Preceding Collection Period		0.60%	418	0.70%	$12,102,868.99
Four-Month Average		0.82%		1.02%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance				0.31%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)				No

Repossession in Current Period			44		$1,475,165.90
Repossession Inventory			70		$2,428,061.46

Current Charge-Offs
Gross Principal of Charge-Offs					$1,198,077.57
Recoveries					$(180,415.43)
Net Loss					$1,017,662.14

Ratio of Current Net Loss to Beginning Pool Balance (annualized)					0.74%

Average Pool Balance for Current Period					$1,618,009,223.24

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period					0.75%
1st Preceding Collection Period					0.74%
2nd Preceding Collection Period					0.18%
3rd Preceding Collection Period					0.00%
Four-Month Average					0.42%

Cumulative Charge-Offs			Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs			48	95	$2,613,103.56
Recoveries			18	29	$(306,355.43)
Net Loss					$2,306,748.13
Cumulative Net Loss as a % of Initial Pool Balance					0.13%

Net Loss for Receivables that have experienced a Net Loss *			47	94	$2,306,748.13
Average Net Loss for Receivables that have experienced a Net Loss					$24,539.87

Principal Balance of Extensions					$6,792,364.42
Number of Extensions					208

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

2023C Report	3 of 4

Hyundai Auto Receivables Trust 2023-C
Monthly Servicing Report

Collection Period	February 2024
Distribution Date	03/15/24
Transaction Month	4
30/360 Days	30
Actual/360 Days	29

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

X. SOFR INFORMATION

There were no SOFR Adjustment Conforming Changes during the reporting period.

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